BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
SCHEDULE OF NET LOSS PER SHARE

The following table summarizes the Company’s net loss per share (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(16,237)	$(19,563)	$(64,198)	$(55,108)
Net loss attributable to common stockholders	$(16,237)	$(19,563)	$(64,198)	$(55,108)

Denominator:
Weighted-average common stock outstanding, basic and diluted	28,863,327	27,640,542	28,572,338	25,872,118
Net loss per share, basic and diluted	$(0.56)	$(0.71)	$(2.25)	$(2.13)

The following table summarizes the Company’s net loss per share:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(75,521)	$(51,511)
Net loss available to common stockholders	$(75,521)	$(51,511)

Denominator:
Weighted-average common stock outstanding, basic and diluted	26,331,630	24,472,104
Net loss per share, basic and diluted	$(2.87)	$(2.10)

SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES NOT INCLUDED IN THE CALCULATION OF DILUTED NET LOSS PER SHARE

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would have had an anti-dilutive effect are as follows (in common stock equivalent shares):

	As of September 30,
	2024	2023
Options to purchase common stock	3,714,104	5,236,832
Unvested restricted stock units	—	25,754
	3,714,104	5,262,586

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would have had an anti-dilutive effect are as follows (in common stock equivalent shares):

	As of December 31,
	2023	2022
Options to purchase common stock	5,230,344	4,110,219
Unvested restricted stock units	21,968	28,881
	5,252,312	4,139,100